Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended							0 Months Ended
	May 31, 2014	Mar. 31, 2014 sqft	Jun. 30, 2014	Jun. 30, 2013	Jun. 18, 2012	Apr. 01, 2014 Subsequent Event	Jul. 31, 2012 Advisory Agreement	Mar. 31, 2014 Consulting Agreement	Mar. 26, 2014 Amended and Restated Employment Agreement	Jul. 31, 2012 Minimum Advisory Agreement	Jul. 31, 2012 Maximum Advisory Agreement	Jun. 18, 2012 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Apr. 01, 2012 Chief Scientific Officer
Initial salary paid									$ 230,000			$ 230,000		$ 275,000
Increase decrease in base salary									390,000			350,000		295,000
Percentage of annual performance bonus												40.00%		40.00%
Sharebased compensation arrangement by sharebased payment award options vested percentage													50.00%
Bonus paid												40,000		275,000
Minimum value of financing activities									5,000,000			5,000,000
Proceeds from issuance of stock option to purchase of common stock					3,500,000
Services agreement expenses		500,000				20,000	9,000	500,000		100	700
Term Of Lease	72 months
Operating Leases, Rent Expense	28,939		134,952	73,256
Payments Of Monthly Lease Adjusted Annually Percentage	3.00%
Adjusted Triple Net Expense Of Lease Payments	36,427
Area of Land		27,000
Security Deposit	$ 750,000